Inventories - Schedule of Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Inventories [Abstract]
Finished products and merchandise	¥ 224,102	¥ 216,403
Work-in-process	404,087	387,917
Raw materials and supplies	224,977	149,561
Total	¥ 853,167	¥ 753,881